UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 29, 2006
                                               -----------------


Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

         This Amendment (Check only one):   |_|  is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:          Glenview Capital Management, LLC
Address:       767 Fifth Avenue, 44th Floor
               New York, NY 10153


Form 13F File Number: 028-10134
                      -----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Lawrence M. Robbins
Title:         Chief Executive Officer
Phone:         212-812-4700

Signature, Place and Date of Signing:


/s/ Lawrence M. Robbins                 New York, New York    February 14, 2007
-------------------------------         ------------------    -----------------
       [Signature]                      [City, State]              [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                          0
                                                ------------------------------

Form 13F Information Table Entry Total:                    62
                                                ------------------------------

Form 13F Information Table Value Total:                $7,381,952
                                                ------------------------------
                                                      (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         None

                               GLENVIEW CAPITAL MANAGEMENT, LLC
                                           FORM 13F
                               Quarter Ended December 29, 2006

--------------------------------------------------------------------------------------------------------------------------
                    CLASS               VALUE      SHRS OR   SH/   PUT/   INVESTMENT    OTHER         VOTING AUTHORITY
NAME OF ISSUER      TITLE    CUSIP     (X$1,000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
--------------      -----    -----     ---------   -------   ---   ----   ----------   --------     ----    ------  ------
ADVANCED MEDICAL    COM    00763M108      $33,053    939,019 SH           SOLE                      939,019
--------------------------------------------------------------------------------------------------------------------------

ALTRIA GROUP INC    COM    02209S103     $148,657  1,732,200 SH           SOLE                    1,732,200
--------------------------------------------------------------------------------------------------------------------------

AMDOCS LTD          ORD    G02602103     $329,103  8,492,968 SH           SOLE                    8,492,968
--------------------------------------------------------------------------------------------------------------------------

AMERICAN TOWER COR  CL A   029912201     $263,826  7,076,867 SH           SOLE                    7,076,867
--------------------------------------------------------------------------------------------------------------------------

ANDREW CORP         COM    034425108      $21,733  2,124,451 SH           SOLE                    2,124,451
--------------------------------------------------------------------------------------------------------------------------

ART TECHNOLOGY      COM    04289L107          $40     17,100 SH           SOLE                       17,100
--------------------------------------------------------------------------------------------------------------------------

BEARINGPOINT INC    COM    074002106     $123,363 15,675,100 SH           SOLE                   15,675,100
--------------------------------------------------------------------------------------------------------------------------

BLOCKBUSTER INC     CL B   093679207      $17,189  3,508,000 SH           SOLE                    3,508,000
--------------------------------------------------------------------------------------------------------------------------

CARDINAL HEALTH INC COM    14149Y108     $220,348  3,419,963 SH           SOLE                    3,419,963
--------------------------------------------------------------------------------------------------------------------------

CAREMARK RX INC     COM    141705103     $337,258  5,905,417 SH           SOLE                    5,905,417
--------------------------------------------------------------------------------------------------------------------------

CHARTER COMMUNICA   CL A   16117M107       $3,164  1,033,848 SH           SOLE                    1,033,848
--------------------------------------------------------------------------------------------------------------------------

CNET NETWORKS INC   COM    12613R104          $91     10,000 SH           SOLE                       10,000
--------------------------------------------------------------------------------------------------------------------------

COMPUTER SCIENCES   COM    205363104      $70,838  1,327,300 SH           SOLE                    1,327,300
--------------------------------------------------------------------------------------------------------------------------

COMVERSE TECHNOLO   COM    205862402      $61,171  2,897,735 SH           SOLE                    2,897,735
--------------------------------------------------------------------------------------------------------------------------

CONSOL ENERGY INC   COM    20854P109         $328     10,200 SH           SOLE                       10,200
--------------------------------------------------------------------------------------------------------------------------

CORNING INC         COM    219350105     $233,089 12,458,016 SH           SOLE                   12,458,016
--------------------------------------------------------------------------------------------------------------------------

CVS CORP            COM    126650100     $337,257 10,910,944 SH           SOLE                   10,910,944
--------------------------------------------------------------------------------------------------------------------------

CVS CORP            COM    126650100       $6,643    214,900 SH    CALL   SOLE                      214,900
--------------------------------------------------------------------------------------------------------------------------

EXPRESS SCRIPTS INC COM    302182100     $328,900  4,593,580 SH           SOLE                   4,593,580
--------------------------------------------------------------------------------------------------------------------------

FIDELTY NATL INFORM COM    31620M106     $290,036  7,234,612 SH           SOLE                   7,234,612
--------------------------------------------------------------------------------------------------------------------------

FORD MOTOR CO       NOTE   345370CF5       $5,338  5,000,000 SH           SOLE                   5,000,000
--------------------------------------------------------------------------------------------------------------------------

GAMESTOP CORP NEW   CL B   36467W208      $80,634  1,472,500 SH           SOLE                   1,472,500
--------------------------------------------------------------------------------------------------------------------------

HERTZ GLOBAL HOLD   COM    42805T105      $59,181  3,403,150 SH           SOLE                   3,403,150
--------------------------------------------------------------------------------------------------------------------------

HEWLETT PACKARD CO  COM    428236103     $227,633  5,526,407 SH           SOLE                   5,526,407
--------------------------------------------------------------------------------------------------------------------------

INTEGRATED ALARM S  COM    45890M109       $2,006    617,156 SH           SOLE                     617,156
--------------------------------------------------------------------------------------------------------------------------



                               GLENVIEW CAPITAL MANAGEMENT, LLC
                                           FORM 13F
                               Quarter Ended December 29, 2006

--------------------------------------------------------------------------------------------------------------------------

KRAFT FOODS INC     CL A   50075N104      $14,280    400,000 SH    PUT    SOLE                     400,000
--------------------------------------------------------------------------------------------------------------------------

LIGAND PHARMACEUTI  CL B   53220K207      $80,070  7,322,288 SH           SOLE                   7,322,288
--------------------------------------------------------------------------------------------------------------------------

MCKESSON CORP       COM    58155Q103     $349,324  6,890,017 SH           SOLE                   6,890,017
--------------------------------------------------------------------------------------------------------------------------

MEDCO HEALTH SOLUT  COM    58405U102     $301,800  5,647,446 SH           SOLE                   5,647,446
--------------------------------------------------------------------------------------------------------------------------

MEDCO HEALTH SOLUT  COM    58405U102      $26,720    500,000 SH    CALL   SOLE                     500,000
--------------------------------------------------------------------------------------------------------------------------

NALCO HOLDING CO    COM    62985Q101     $282,253 13,795,367 SH           SOLE                  13,795,367
--------------------------------------------------------------------------------------------------------------------------

NCR CORP NEW        COM    62886E108     $106,730  2,496,032 SH           SOLE                   2,496,032
--------------------------------------------------------------------------------------------------------------------------

NOKIA CORP          ADR    654902204     $126,279  6,214,491 SH           SOLE                   6,214,491
--------------------------------------------------------------------------------------------------------------------------

NORTEL NETWORKS     COM    656568508      $35,469  1,326,943 SH           SOLE                   1,326,943
                    NEW
--------------------------------------------------------------------------------------------------------------------------

NOVATEL WIRELESS    COM    66987M604         $106     11,000 SH           SOLE                      11,000
                    NEW
--------------------------------------------------------------------------------------------------------------------------

NRG ENERGY INC      COM    629377508     $184,940  3,301,905 SH           SOLE                   3,301,905
                    NEW
--------------------------------------------------------------------------------------------------------------------------

OLD DOMINION FGHT   COM    679580100         $217      9,000 SH           SOLE                       9,000
--------------------------------------------------------------------------------------------------------------------------

OMNICARE INC        COM    681904108     $179,268  4,640,643 SH           SOLE                   4,640,643
--------------------------------------------------------------------------------------------------------------------------

PAXAR CORP          COM    704227107      $27,017  1,171,600 SH           SOLE                   1,171,600
--------------------------------------------------------------------------------------------------------------------------

PEABODY ENERGY      COM    704549104         $566     14,000 SH           SOLE                      14,000
--------------------------------------------------------------------------------------------------------------------------

POWERWAVE TECHNOL   COM    739363109      $28,054  4,349,469 SH           SOLE                   4,349,469
--------------------------------------------------------------------------------------------------------------------------

PRIMEDIA INC        COM    74157K101      $13,785  8,157,018 SH           SOLE                   8,157,018
--------------------------------------------------------------------------------------------------------------------------

QUALCOMM INC        COM    747525103      $15,422    408,100 SH           SOLE                     408,100
--------------------------------------------------------------------------------------------------------------------------

RELIANT ENERGY INC  COM    75952B105     $315,706 22,217,136 SH           SOLE                  22,217,136
--------------------------------------------------------------------------------------------------------------------------

RITE AID CORP       COM    767754104      $40,316  7,411,062 SH           SOLE                   7,411,062
--------------------------------------------------------------------------------------------------------------------------

SARA LEE CORP       COM    803111103       $4,258    250,000 SH    CALL   SOLE                     250,000
--------------------------------------------------------------------------------------------------------------------------

SPANISH BROADCASTIN CL A   846425882          $44     10,700 SH           SOLE                      10,700
--------------------------------------------------------------------------------------------------------------------------

TAKE-TWO INTERACTIV COM    874054109      $86,729  4,883,372 SH           SOLE                   4,883,372
--------------------------------------------------------------------------------------------------------------------------




                               GLENVIEW CAPITAL MANAGEMENT, LLC
                                           FORM 13F
                               Quarter Ended December 29, 2006

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TELLABS INC         COM    879664100      $58,917  5,742,400 SH           SOLE                   5,742,400
--------------------------------------------------------------------------------------------------------------------------

TELUS CORP          COM    87971M202     $137,003  3,067,000 SH           SOLE                                      NONE
--------------------------------------------------------------------------------------------------------------------------

TXU CORP            COM    873168108     $122,368  2,257,301 SH           SOLE                   2,257,301
--------------------------------------------------------------------------------------------------------------------------

TXU CORP            COM    873168108      $27,105    500,000 SH    PUT    SOLE                     500,000
--------------------------------------------------------------------------------------------------------------------------

THERMO FISHER SCIEN COM    883556102     $460,121 10,159,438 SH           SOLE                  10,159,438
--------------------------------------------------------------------------------------------------------------------------

THERMO FISHER SCIEN COM    883556102      $45,290  1,000,000 SH    CALL   SOLE                   1,000,000
--------------------------------------------------------------------------------------------------------------------------

TYCO INTL LTD NEW   COM    902124106     $281,473  9,258,969 SH           SOLE                   9,258,969
--------------------------------------------------------------------------------------------------------------------------

TYCO INTL LTD NEW   COM    902124106     $106,400  3,500,000 SH    CALL   SOLE                   3,500,000
--------------------------------------------------------------------------------------------------------------------------

UNITEDHEALTH GROUP  COM    91324P102     $360,568  6,710,740 SH           SOLE                   6,710,740
--------------------------------------------------------------------------------------------------------------------------

UST INC             COM    902911106      $44,215    759,700 SH    PUT    SOLE                     759,700
--------------------------------------------------------------------------------------------------------------------------

VALERO ENERGY CORP  COM    91913Y100         $767     15,000 SH           SOLE                     15,000
--------------------------------------------------------------------------------------------------------------------------

VIRGIN MEDIA INC    COM    92769L101     $231,992  9,191,459 SH           SOLE                  9,191,459
f/k/a NTL INC DEL
--------------------------------------------------------------------------------------------------------------------------

WEATHERFORD INTL    COM    G95089101       $1,500     35,900 SH           SOLE                     35,900
--------------------------------------------------------------------------------------------------------------------------

YAHOO INC           COM    984332106      $84,001  3,289,000 SH           SOLE                  3,289,000
--------------------------------------------------------------------------------------------------------------------------
